10. EQUITY FACILITY AGREEMENT	12 Months Ended
Dec. 31, 2013
Equity Facility Agreement
NOTE 10 - EQUITY FACILITY AGREEMENT

On June 6, 2013, the Company entered into a Committed Equity Facility Agreement for an aggregate of $3,000,000 expiring the earliest of advances up to the facility amount ($3,000,000), default (as defined) or June 6, 2016.

The Company may request an advance up to the maximum amount, defined as 200% of the average daily value traded for 10 trading days immediately prior to the date of delivery of advance notice, by delivering the Company’s common stock at an advance rate of 75% of the lowest volume weighted average price five consecutive trading days before advance notice.

The Company is required to maintain an effective registration statement to utilize the equity facility.

As of December 31, 2013, the Company issued 3,406,326 shares of its common stock for an advance of $35,000 under the equity facility agreement.